CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Statement of Financial Position [Abstract]
Allowances for credit losses	$ 22	$ 24
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	17,081,810	17,081,810
Common shares, outstanding	15,885,239	15,935,239
Common shares, par value (in Dollars per share)
Treasury stock, at cost	1,196,571	1,146,571